TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Research and development expenses	$ 103	$ 244
Allowance for doubtful accounts	12	10
Carryforward tax losses	2,074	1,723
Other	24	23
Less- valuation allowance	(2,074)	(1,723)
Deferred Tax Assets, Net	$ 139	$ 277